Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Janus Investment Fund
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Balanced Fund
Supplement dated November 2, 2021
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Balanced Fund’s (the “Fund”) prospectuses are revised as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph is added as the fifth paragraph:
The Fund may invest in short sales of fixed-income securities and derivatives instruments.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added after “Derivatives Risk” and before “Rule 144A Securities Risk”:
Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio and may increase losses and the volatility of returns.
Please retain this Supplement with your records.

Janus Henderson Balanced Fund | Class A C S I N R T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Balanced Fund
Supplement dated November 2, 2021
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Balanced Fund’s (the “Fund”) prospectuses are revised as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph is added as the fifth paragraph:
The Fund may invest in short sales of fixed-income securities and derivatives instruments.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added after “Derivatives Risk” and before “Rule 144A Securities Risk”:
Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio and may increase losses and the volatility of returns.
Please retain this Supplement with your records.

Janus Henderson Balanced Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Investment Fund
Janus Henderson Balanced Fund
Supplement dated November 2, 2021
to Currently Effective Prospectuses
Effective immediately, Janus Henderson Balanced Fund’s (the “Fund”) prospectuses are revised as follows:
1.	Under “Principal Investment Strategies” in the Fund Summary section of the Fund’s prospectuses, the following paragraph is added as the fifth paragraph:
The Fund may invest in short sales of fixed-income securities and derivatives instruments.
2.	Under “Principal Investment Risks” in the Fund Summary section of the Fund’s prospectuses, the following risk factor is added after “Derivatives Risk” and before “Rule 144A Securities Risk”:
Short Sales Risk. Short sales are speculative transactions and involve special risks, including a greater reliance on the ability to accurately anticipate the future value of a security. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. The Fund’s losses are potentially unlimited in a short sale transaction. The use of short sales may also cause the Fund to have higher expenses than those of other funds. In addition, due to the investment process of long and short positions, the Fund may be subject to additional transaction costs that may lower the Fund’s returns. The Fund’s use of short sales may also have a leveraging effect on the Fund’s portfolio and may increase losses and the volatility of returns.
Please retain this Supplement with your records.